Form 13F
Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/2001
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
					[  ] adds a new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Petrus Securities, L.P.
Address:	12377 Merit Dr.
	Dallas, TX
	75251

Form 13F File Number: 28-N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Joe E. Walters
Title:	V.P. & Treasurer
Phone:	972-788-3049

Signature, Place, and Date of Signing:

Joe E. Walters	Dallas, Texas	2/14/2002

Report Type (Check only one):

[X] 13F Holding Report (Check here if all holdings of this reporting manager are reported in this report

[ ] 13F Notice (Check here if no holdings are reported in this report, and all holdings are reported by other reporting managers.

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]



Form 13F

Information Table



Name of Issuer	Class	CUSIP		Value(x1000)	SHRS SH/Put/ Call	Invest  Discrtn	 Othr Mngrs    Voting Auth.
Alberto-Culver Co.	 A	013068200	 2427 	 62100  SH		Sole		None	Sole
Arrow Electrs Inc.	COM	042735100	 8910 	 297984 	SH		Sole		None	Sole
Bandag, Inc.	A	059815308 	 2058 	 68600 	SH		Sole		None	Sole
FIRST DATA CORP. 	COM	319963104 	 12670 	 161500 	SH		Sole		None	Sole
McDonald's Corp.	COM	580135101	 4614 	 174300 	SH		Sole		None	Sole
Molex Inc. 	A	608554200	 971 	 35900 	SH		Sole		None	Sole
Playtex Prods Inc	COM	72813P100	 38 	 3873 	SH		Sole		None	Sole
Scotts Co	A	810186106	 2136 	 44875 	SH		Sole		None	Sole
Wackenhut Corp	COM	929794303	 84 		 4400 	SH		Sole		None		Sole
Avax Technologies Inc	COM	053495305	 6 	 10239 	SH		Sole		None	Sole
Ciena Corp	COM	171779101	 4014 	 280500 	SH		Sole		None	Sole
Microsoft Corp.	COM	594918104	 3558 	 53700 	SH		Sole		None	Sole
Reader's Digest Assn Inc	A	755267101	 2158 	 93500 	SH		Sole		None	Sole
Readers Digest Assn Inc	B	755267200	 354 	 15800 	SH		Sole		None	Sole
Administaff Inc.	COM	007094105	 18008 	 657000 	SH		Sole		None	Sole
Autozone Inc.	COM	 053332102 	 1580 	 22000 	SH		Sole		None	Sole
Mattel Inc	COM	577081102	 5762 	 335000 	SH		Sole		None	Sole
Automatic Data Processing Inc 	COM	053015103	 589 	 10000 	SH		Sole		None	Sole
Cisco Sys Inc	COM	17275R102	 69 	 3800 	SH		Sole		None	Sole
Dell Computer Corp	COM	247025109	 4403 	 162000 	SH		Sole		None	Sole
Merck & Co., Inc.	COM	589331107	 1602 	 27250 	SH		Sole		None	Sole
Pfizer Inc	COM	717081103	 677 	 17000 	SH		Sole		None	Sole
Mail-Well Inc	COM	 560321200 	 911 	 222300 	SH		Sole		None	Sole
TJX Cos Inc New	COM	872540109	 4504 	 113000 	SH		Sole		None	Sole
JDS Uniphase Corp 	COM	46612J101	 91 	10500 	SH		Sole		None	Sole
Applied Matls Inc.	COM	038222105	 6003 	149700 	SH		Sole		None	Sole
Zale Corp. New	COM	988858106	 4188 	 100000 	SH		Sole		None	Sole
Pericom Semiconductor Corp. 	COM	713831105	 4553 	 314000 	SH		Sole		None	Sole
Neiman Marcus Group Inc	B	640204301	 793 	 26700 	SH		Sole		None	Sole
Schering-Plough Corp.	COM	806605101	 1047 	 29250 	SH		Sole		None		Sole
Johnson & Johnson	COM	478160104	 709 	 12000 	SH		Sole		None		Sole
Bristol-Myers Squibb Co.	COM	110122108	 1734 	 34000 	SH		Sole		None		Sole
ARCTIC CAT INC	COM	039670104	 51 	 3000 	SH		Sole		None		Sole
ANTHRACITE CAP INC	COM	037023108	 68 	 6200 	SH		Sole		None		Sole
ALCAN INC	COM	013716105	 374 	 10400 	SH		Sole		None		Sole
ALLIANCE  SEMICONDUCTOR 	COM	01877H100	 83 	 6900 	SH		Sole		None		Sole
ADVANCED MICRO DEVICES	COM	007903107	 168 	 10600 	SH		Sole		None		Sole
AMERON INTL INC	COM	030710107	 55 	 800 	SH		Sole		None		Sole
AMR CORP	COM	001765106	 216 	 9700 	SH		Sole		None		Sole
AZTAR CORP	COM	054802103	 92 	 5000 	SH		Sole		None		Sole
CATO CORP  NEW	A	149205106	 62 	 3300 	SH		Sole		None		Sole
CRESTLINE CAP CORP	COM	226153104	 71 	 2300 	SH		Sole		None		Sole
COORSTEK INC	COM	217020106	 64  	2000 	SH		Sole		None		Sole
COX RADIO INC 	A	224051102	 110 	 4300 	SH		Sole		None		Sole
DRESS BARN INC	COM	261570105	 73 	 2900 	SH		Sole		None		Sole
DEB SHOPS INC	COM	242728103	 56 	 2300 	SH		Sole		None		Sole
EMCOR GROUP INC	COM	29084Q100	 82 	 1800 	SH		Sole		None		Sole
ENTERGY CORP NEW	COM	29364G103	 289 	 7400 	SH		Sole		None		Sole
GREIF BROS CORP  	A	397624107	 102 	 3100 	SH		Sole		None		Sole
GRIFFON CORP	COM	398433102	 84 	 5600 	SH		Sole		None		Sole
GSI LUMONICS INC	COM	36229U102	 60 	 7100 	SH		Sole		None		Sole
HANDLEMAN CO DEL	COM	410252100	 76 	 5100 	SH		Sole		None		Sole
HOVNANIAN ENTERPRISES INC  A	442487203	 102 	 4800 	SH		Sole		None		Sole
HAVERTY FURNITURE INC	COM	419596101	 65 	 3900 	SH		Sole		None		Sole
INTEGRATED SILICON SOL	COM	45812P107	 58 	4700 	SH		Sole		None		Sole
KULICKE & SOFFA INDS	COM	501242101	 84 	 4900 	SH		Sole		None		Sole
LNR PPTY CORP	COM	501940100	 100 	 3200 	SH		Sole		None		Sole
LANDRYS SEAFOOD REST	COM	51508L103	 62 	 3300 	SH		Sole		None		Sole
M D C HLDGS INC	COM	552676108	 129 	 3410 	SH		Sole		None		Sole
M/I SCHOTTENSTEIN HOMES	COM	55305B101	 70 	 1400 	SH		Sole		None		Sole
MIDLAND CO	COM	597486109	 74 	 1700 	SH		Sole		None		Sole
INCO LTD	COM	453258402	 191 	 11300 	SH		Sole		None		Sole
NASH FINCH CO	COM	631158102	 87 	 2800 	SH		Sole		None		Sole
NBTY INC	COM	628782104	 130 	 11100 	SH		Sole		None		Sole
OVERSEAS SHIPHOLDING GRP	COM	690368105	 81 	 3600 	SH		Sole		None		Sole
PIONEER STD ELECTRS INC	COM	723877106	 77 	6100 	SH		Sole		None		Sole
PUBLIC SVC CO  N MEX	COM	744499104	 115 	 4100 	SH		Sole		None		Sole
PHILLIPS VAN HEUSEN	COM	718592108	 69 	 6300 	SH		Sole		None		Sole
REYNOLDS  RJ TOB HLDGS INC	COM	76182K105	 242 	 4300 	SH		Sole		None		Sole
RELIANCE STEEL & ALUMINUM COM	759509102	 100 	3800 	SH		Sole		None		Sole
RYAN'S FAMILY STEAK HOUSE 	COM	783519101	 89 	 4100 	SH		Sole		None		Sole
RYLAND GROUP INC	COM	783764103	 110 	1500 	SH		Sole		None		Sole
SONIC AUTOMOTIVE INC  	A	83545G102	 89 	 3800 	SH		Sole		None		Sole
SECURITY CAP GROUP INC  	B	81413P204	 231 	 9100 	SH		Sole		None		Sole
SR HOUSING PPTYS TR	BEN	81721M109	 71 	 5100 	SH		Sole		None		Sole
STANDARD PAC CORP NEW	COM	85375C101	 105 	4300 	SH		Sole		None		Sole
SCHWEITZER-MAUDUIT INTL	COM	808541106	 59 	2500 	SH		Sole		None		Sole
TOYS R US INC	COM	892335100	 205 	9900 	SH		Sole		None		Sole
TORO CO	COM	891092108	 77 	1700 	SH		Sole		None		Sole
UNITED AUTO GROUP INC	COM	909440109	 103 	4000 	SH		Sole		None		Sole
ULTRAMAR DMND SHAMROCK	COM	904000106	 188 	 3800 	SH		Sole		None		Sole
VALERO ENERGY CORP NEW	COM	91913Y100	 152 	4000 	SH		Sole		None		Sole
VISHAY INTERTECHNOLOGY	COM	928298108	 222 	 11365 	SH		Sole		None		Sole
PENN VA CORP	COM	707882106	 44 	1300 	SH		Sole		None		Sole
SUN MICROSYSTEMS INC	COM	 866810104 	 268 	 21800 	SH		Sole		None		Sole


Form 13F Summary Page

Report Summary:

Number of other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: 107,305,000


List Other Included Managers:

None